UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

 Listed Funds Trust

c/o U.S. Bank Global Fund Services

 777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 516-3097

 Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a)

Wahed FTSE USA Shariah ETF

(HLAL)

Wahed Dow Jones Islamic World ETF

(UMMA)

SEMI-ANNUAL REPORT

November 30, 2023
(Unaudited)

Wahed ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments	3
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Supplemental Information	27

Wahed ETFs

Shareholder Expense Example

November 30, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (June 1, 2023 to November 30, 2023).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 06/01/23	Ending Account Value 11/30/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Wahed FTSE USA Shariah ETF
Actual	$1,000.00	$ 1,094.90	0.50%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$ 1,022.50	0.50%	$2.53
Wahed Dow Jones Islamic World ETF
Actual	$1,000.00	$ 1,037.30	0.65%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$ 1,021.75	0.65%	$3.29

(1)	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-month period).

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Administrative and Support Services — 0.3%
Baker Hughes Co.	16,535	$558,055
Robert Half, Inc.	1,672	137,071
Rollins, Inc.	4,075	166,016
		861,142
Air Transportation — 0.0%(c)
Delta Air Lines, Inc.	2,539	93,765
United Airlines Holdings, Inc.(a)	1,299	51,181
		144,946
Ambulatory Health Care Services — 0.2%
Laboratory Corp. of America Holdings	1,417	307,361
Quest Diagnostics, Inc.	1,800	247,014
		554,375
Apparel Manufacturing — 0.3%
Lululemon Athletica, Inc.(a)	1,788	798,878

Beverage and Tobacco Product Manufacturing — 1.5%
The Coca-Cola Co.	62,846	3,672,720
Keurig Dr. Pepper, Inc.	15,361	484,947
Monster Beverage Corp.(a)	12,102	667,425
		4,825,092

	Shares	Value
Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A(a)	257	$21,316
Liberty Broadband Corp. - Class C(a)	1,877	156,016
Liberty Media Corp.-Liberty Formula One - Class A(a)	380	21,785
Liberty Media Corp.-Liberty Formula One - Class C(a)	3,113	198,174
		397,291
Building Material and Garden Equipment — 1.7%
The Home Depot, Inc.	16,595	5,202,367
Snap-on, Inc.	832	228,542
		5,430,909
Chemical Manufacturing — 11.6%
Abbott Laboratories	27,978	2,917,826
Air Products & Chemicals, Inc.	3,596	972,898
Albemarle Corp.	1,889	229,079
Biogen, Inc.(a)	2,308	540,257
BioMarin Pharmaceutical, Inc.(a)	2,971	270,599
Bio-Techne Corp.	2,488	156,495
Bristol-Myers Squibb Co.	33,951	1,676,500
CF Industries Holdings, Inc.	3,197	240,255
Church & Dwight Co., Inc.	3,915	378,306
Dow, Inc.	11,403	590,105
DuPont de Nemours, Inc.	7,409	530,040
Eli Lilly & Co.	13,787	8,148,669
The Estee Lauder Cos., Inc. - Class A	3,636	464,281
FMC Corp.	1,989	106,730
Gilead Sciences, Inc.	20,284	1,553,754
International Flavors & Fragrances, Inc.	4,051	305,364
Linde PLC(b)	7,927	3,279,954
The Merck & Co., Inc.	40,782	4,179,339
The Mosaic Co.	5,326	191,150
Pfizer, Inc.	91,066	2,774,781
PPG Industries, Inc.	3,763	534,308
The Procter & Gamble Co.	37,916	5,820,865
Regeneron Pharmaceuticals, Inc.(a)	1,663	1,369,996
West Pharmaceutical Services, Inc.	1,183	414,949
Westlake Chemical Corp.	514	65,992
		37,712,492
Clothing and Clothing Accessories Stores — 0.7%
Ross Stores, Inc.	5,367	699,749
The TJX Cos., Inc.	18,613	1,639,992
		2,339,741

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2023 (Unaudited) (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing — 24.6%
Advanced Micro Devices, Inc.(a)	26,833	$3,251,086
Agilent Technologies, Inc.	4,631	591,842
Analog Devices, Inc.	8,170	1,498,215
Apple, Inc.	240,319	45,648,593
Cisco Systems, Inc.	66,339	3,209,481
Danaher Corp.	10,430	2,329,123
Flex Ltd.(a)(b)	7,245	184,386
Fortive Corp.	5,695	392,841
GE HealthCare Technologies, Inc.	6,240	427,190
GLOBALFOUNDRIES, Inc.(a)(b)	1,312	70,441
Hologic, Inc.(a)	3,891	277,428
HP, Inc.	14,125	414,428
Illumina, Inc.(a)	2,598	264,866
Intel Corp.	68,496	3,061,771
Juniper Networks, Inc.	5,087	144,725
Lam Research Corp.	2,261	1,618,695
Marvell Technology, Inc.	14,034	782,115
Masimo Corp.(a)	701	65,726
Medtronic PLC(b)	21,365	1,693,604
Micron Technology, Inc.	17,970	1,367,876
NetApp, Inc.	3,406	311,274
NXP Semiconductors NV(b)	4,260	869,381
ON Semiconductor Corp.(a)	7,158	510,580
Qorvo, Inc.(a)	1,575	151,988
QUALCOMM, Inc.	18,061	2,330,772
Revvity, Inc.	1,985	176,467
Roper Technologies, Inc.	1,703	916,640
Teradyne, Inc.	2,554	235,555
Texas Instruments, Inc.	14,805	2,260,872
Thermo Fisher Scientific, Inc.	6,155	3,051,403
Trane Technologies PLC(b)	3,645	821,619
Trimble, Inc.(a)	3,975	184,440
Waters Corp.(a)	916	257,039
Western Digital Corp.(a)	5,129	247,782
Zebra Technologies Corp. - Class A(a)	825	195,509
		79,815,753
Construction of Buildings — 0.5%
DR Horton, Inc.	5,114	652,904
Lennar Corp. - Class A	4,099	524,344
Lennar Corp. - Class B	215	24,669
PulteGroup, Inc.	3,604	318,666
		1,520,583
Couriers and Messengers — 0.8%
FedEx Corp.	3,756	972,165
United Parcel Service, Inc. - Class B	11,630	1,763,225
		2,735,390

	Shares	Value
Data Processing Hosting and Related Services — 0.9%
Automatic Data Processing, Inc.	6,689	$1,537,935
Fiserv, Inc.(a)	9,785	1,278,019
		2,815,954
Electrical Equipment Appliance and Component — 0.3%
Generac Holdings, Inc.(a)	980	114,729
Hubbell, Inc.	852	255,600
Rockwell Automation, Inc.	1,850	509,564
		879,893
Fabricated Metal Product Manufacturing — 0.5%
Emerson Electric Co.	9,125	811,213
Nucor Corp.	4,254	723,052
Stanley Black & Decker, Inc.	2,437	221,523
		1,755,788
Food Manufacturing — 0.8%
Archer-Daniels-Midland Co.	8,758	645,727
Bunge Global SA(b)	2,457	269,951
The J.M. Smucker Co.	1,586	174,032
Mondelez International, Inc. - Class A	21,916	1,557,351
		2,647,061
Food Services and Drinking Places — 0.3%
Cintas Corp.	1,399	773,997
Veralto Corp.(a)	3,472	268,212
		1,042,209
Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd.(b)	2,465	301,322

General Merchandise Stores — 0.2%
Burlington Stores, Inc.(a)	1,047	177,561
Dollar Tree, Inc.(a)	3,373	416,869
		594,430
Health and Personal Care Stores — 0.2%
Ulta Beauty, Inc.(a)	798	339,940
Walgreens Boots Alliance, Inc.	11,446	228,233
		568,173
Leather and Allied Product Manufacturing — 0.7%
NIKE, Inc. - Class B	19,245	2,122,146

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2023 (Unaudited) (Continued)

	Shares	Value
Machinery Manufacturing — 1.9%
Applied Materials, Inc.	14,214	$2,128,973
Carrier Global Corp.	13,488	700,836
Cummins, Inc.	2,278	510,636
Dover Corp.	2,226	314,222
IDEX Corp.	1,221	246,251
Ingersoll Rand, Inc.	6,550	467,867
KLA Corp.	2,302	1,253,715
Pentair PLC(b)	2,644	170,644
Phinia, Inc.	699	17,825
Xylem, Inc.	3,836	403,279
		6,214,248
Merchant Wholesalers Durable Goods — 1.3%
Copart, Inc.(a)	14,034	704,787
Fastenal Co.	9,105	546,027
Genuine Parts Co.	2,252	299,021
Henry Schein, Inc.(a)	2,084	139,065
Johnson Controls International PLC(b)	11,006	581,117
LKQ Corp.	4,288	190,945
Pool Corp.	611	212,213
STERIS PLC(b)	1,580	317,485
TE Connectivity Ltd.(b)	5,199	681,068
WW Grainger, Inc.	712	559,767
		4,231,495
Merchant Wholesalers Nondurable Goods — 0.7%
Cardinal Health, Inc.	4,084	437,315
Cencora, Inc.	2,568	522,254
LyondellBasell Industries NV - Class A(b)	4,153	394,950
McKesson Corp.	2,166	1,019,233
		2,373,752
Mining (except Oil and Gas) — 0.5%
Martin Marietta Materials, Inc.	1,013	470,630
Newmont Corp.	12,481	501,611
Southern Copper Corp.	1,359	97,753
Vulcan Materials Co.	2,162	461,717
		1,531,711
Miscellaneous Manufacturing — 4.1%
3M Co.	8,923	884,002
Align Technology, Inc.(a)	1,214	259,553
Becton Dickinson & Co.	4,551	1,074,855
Boston Scientific Corp.(a)	23,014	1,286,252
The Cooper Cos., Inc.	770	259,428
DENTSPLY SIRONA, Inc.	3,374	107,125

	Shares	Value
Miscellaneous Manufacturing (continued)
Edwards Lifesciences Corp.(a)	9,711	$657,532
Johnson & Johnson	39,107	6,048,289
ResMed, Inc.	2,362	372,558
Stryker Corp.	5,696	1,687,896
Teleflex, Inc.	747	168,590
Zimmer Biomet Holdings, Inc.	3,347	389,290
		13,195,370
Miscellaneous Store Retailers — 0.1%
Tractor Supply Co.	1,776	360,546

Motion Picture and Sound Recording Industries — 0.1%
Take-Two Interactive Software, Inc.(a)	2,674	423,027

Nonmetallic Mineral Product Manufacturing — 0.1%
Corning, Inc.	12,241	348,746

Oil and Gas Extraction — 1.2%
Coterra Energy, Inc.	12,222	320,828
Devon Energy Corp.	10,541	474,029
EOG Resources, Inc.	9,600	1,181,472
Marathon Oil Corp.	10,136	257,758
Occidental Petroleum Corp.	11,376	672,890
Pioneer Natural Resources Co.	3,766	872,356
		3,779,333
Other Information Services — 3.7%
Meta Platforms, Inc. - Class A(a)	36,440	11,921,346

Paper Manufacturing — 0.2%
International Paper Co.	5,567	205,645
Packaging Corp. of America	1,418	238,238
Westrock Co.	4,064	167,315
		611,198
Petroleum and Coal Products Manufacturing — 4.4%
Chevron Corp.	28,381	4,075,512
Exxon Mobil Corp.	64,953	6,673,271
Hess Corp.	4,550	639,548
Marathon Petroleum Corp.	6,897	1,028,963
Phillips 66	7,520	969,253
Valero Energy Corp.	5,741	719,692
		14,106,239

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2023 (Unaudited) (Continued)

	Shares	Value
Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,663	$317,243

Professional, Scientific and Technical Services — 8.6%
Alphabet, Inc. - Class A(a)	95,889	12,708,170
Alphabet, Inc. - Class C(a)	82,096	10,994,296
Amdocs Ltd.(b)	1,912	160,168
Charles River Laboratories International, Inc.(a)	800	157,664
Exact Sciences Corp.(a)	2,883	184,512
F5, Inc.(a)	980	167,766
Gartner, Inc.(a)	1,249	543,115
Global Payments, Inc.	4,212	490,445
ICON PLC(a)(b)	1,300	347,022
Interpublic Group of Cos., Inc.	6,247	192,033
Omnicom Group, Inc.	3,195	257,613
Palo Alto Networks, Inc.(a)	4,944	1,458,925
Paycom Software, Inc.	827	150,233
		27,811,962
Publishing Industries (Except Internet) — 18.7%
Adobe, Inc.(a)	7,657	4,678,503
Akamai Technologies, Inc.(a)	2,481	286,630
ANSYS, Inc.(a)	1,416	415,398
Autodesk, Inc.(a)	3,486	761,447
Cadence Design Systems, Inc.(a)	4,482	1,224,796
Ceridian HCM Holding, Inc.(a)	2,384	164,258
Electronic Arts, Inc.	4,468	616,629
Microsoft Corp.	121,848	46,169,425
News Corp. - Class A	6,148	135,502
News Corp. - Class B	1,875	43,200
Okta, Inc.(a)	2,455	164,608
PTC, Inc.(a)	1,827	287,497
salesforce.com, Inc.(a)	15,499	3,904,198
Synopsys, Inc.(a)	2,502	1,359,161
Tyler Technologies, Inc.(a)	673	275,149
Yandex NV - Class A(a)(b)(d)(e)	3,809	—
ZoomInfo Technologies, Inc.(a)	5,015	72,066
		60,558,467
Specialty Trade Contractors — 0.1%
Quanta Services, Inc.	2,337	440,080

	Shares	Value
Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	11,386	$514,647

Support Activities for Mining — 1.4%
ConocoPhillips	19,587	2,263,669
Diamondback Energy, Inc.	2,939	453,811
Halliburton Co.	14,392	532,936
Schlumberger NV(b)	23,291	1,212,064
		4,462,480
Support Activities for Transportation — 0.1%
JB Hunt Transport Services, Inc.	1,291	239,184

Telecommunications — 0.1%
Twilio, Inc. - Class A(a)	2,797	180,910

Transit and Ground Passenger Transportation — 0.6%
Uber Technologies, Inc.(a)	31,524	1,777,323

Transportation Equipment Manufacturing — 3.9%
Aptiv PLC(a)(b)	4,300	356,212
Autoliv, Inc.	1,367	141,649
BorgWarner, Inc.	3,662	123,373
Lear Corp.	939	125,591
PACCAR, Inc.	8,264	758,800
Tesla, Inc.(a)	44,743	10,741,900
Westinghouse Air Brake Technologies Corp.	2,865	333,944
		12,581,469
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,586	617,049

Utilities — 0.4%
Atmos Energy Corp.	2,314	263,356
Avangrid, Inc.	1,131	34,914
Constellation Energy Corp.	5,342	646,596
First Solar, Inc.(a)	1,741	274,695
		1,219,561
Wood Product Manufacturing — 0.1%
Builders FirstSource, Inc.(a)	2,136	286,459
TOTAL COMMON STOCKS (Cost $258,763,356)		319,967,413

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Schedule of Investments

November 30, 2023 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 0.7%
Real Estate — 0.6%
Alexandria Real Estate Equities, Inc.	2,758	$301,725
Prologis, Inc.	14,969	1,720,387
		2,022,112
Wood Product Manufacturing — 0.1%
Weyerhaeuser Co.	11,771	369,021
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,504,355)		2,391,133

TOTAL INVESTMENTS (Cost $261,267,711) — 99.4%		322,358,546
Other assets and liabilities, net — 0.6%		1,875,395
NET ASSETS — 100.0%		$324,233,941

Percentages are stated as a percent of net assets.

PLC - Public Company Limited

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Amount is less than 0.05%.

(d)

Value determined based on estimated fair value. The value of these securities total $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(e)	Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 0.8%
Safran SA(a)	2,688	$472,250

Apparel & Textile Products — 2.8%
adidas AG(a)	1,309	274,423
Compagnie Financière Richemont SA(a)	4,026	505,594
Hermès International SCA(a)	260	540,193
Kering SA(a)	546	234,542
		1,554,752
Automotive — 1.7%
BYD Co. Ltd. - Class H(a)	7,384	198,538
Denso Corp.(a)	15,500	242,615
Ferrari NV(a)	978	352,780
Samsung SDI Co. Ltd.(a)	411	150,364
		944,297
Biotechnology & Pharmaceutical — 17.2%
Argenx SE - ADR(b)	449	202,324
Astellas Pharma, Inc.(a)	14,040	170,710
AstraZeneca PLC(a)	7,910	1,013,984
CSL Ltd.(a)	3,788	658,626
Daiichi Sankyo Co. Ltd.(a)	15,184	410,836
Genmab A/S(a)(b)	482	152,434
GSK PLC(a)	31,726	570,082
Novartis AG(a)	15,981	1,564,376
Novo Nordisk AS – Class B(a)	25,123	2,557,101
Roche Holding AG – Voting Share(a)	208	59,753

	Shares	Value
E-Commerce Discretionary (continued)
Roche Holding AG – Non-Voting Share(a)	5,498	$1,492,499
Sanofi(a)	8,698	811,045
		9,663,770
Chemicals — 2.9%
Air Liquide SA(a)	4,087	775,028
DSM BV(a)(b)	1,017	101,499
Givaudan SA(a)	60	225,772
Shin-Etsu Chemical Co. Ltd.(a)	15,792	556,755
		1,659,054
Commercial Support Services — 2.8%
Compass Group PLC(a)	32,849	832,951
Recruit Holdings Co. Ltd.(a)	13,116	488,407
Waste Connections, Inc.(a)	2,016	273,276
		1,594,634
Construction Materials — 1.2%
CRH PLC(a)	5,440	343,374
Sika AG(a)	1,191	324,887
		668,261
E-Commerce Discretionary — 3.0%
JD.com, Inc. – ADR(a)	32,297	885,906
PDD Holdings, Inc. - ADR(a)(b)	5,297	780,990
		1,666,896
Electrical Equipment — 4.0%
ABB Ltd.(a)	12,568	501,679
Assa Abloy AB - Class B(a)	7,757	198,906
Daikin Industries Ltd.(a)	2,283	342,137
Legrand SA(a)	2,093	201,921
Mitsubishi Electric Corp.(a)	16,943	230,246
Schneider Electric SE(a)	4,181	769,224
		2,244,113
Food — 2.5%
Nestle SA(a)	12,371	1,413,442

Health Care Facilities & Services — 0.4%
Lonza Group AG(a)	579	225,328

Household Products — 4.5%
L’Orèal SA(a)	1,796	844,689
Reckitt Benckiser Group PLC(a)	5,778	394,846
Unilever PLC(a)	26,538	1,266,393
		2,505,928

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

November 30, 2023 (Unaudited) (Continued)

	Shares	Value
Industrial Support Services — 0.4%
Ashtead Group PLC(a)	3,507	$211,462

Internet Media & Services — 5.0%
Meituan - Class B(a)(b)(c)	33,957	393,903
NAVER Corp.(a)	2,414	389,189
Prosus NV(a)	11,821	392,094
Tencent Holdings Ltd.(a)	39,434	1,651,015
		2,826,201
Machinery — 2.8%
Atlas Copco AB - Class A(a)	20,042	309,652
Atlas Copco AB - Class B(a)	12,169	160,781
FANUC Corp.(a)	7,422	206,542
Keyence Corp.(a)	1,540	659,918
SMC Corp.(a)	468	235,686
		1,572,579
Medical Equipment & Devices — 2.2%
Alcon, Inc.(a)	3,895	295,277
EssilorLuxottica SA(a)	2,222	424,564
Hoya Corp.(a)	2,710	305,490
Terumo Corp.(a)	5,775	184,303
		1,209,634
Metals & Mining — 6.1%
Anglo American PLC(a)	9,917	268,916
Barrick Gold Corp.(a)	13,530	237,899
BHP Group Ltd.(a)	39,185	1,202,949
Franco-Nevada Corp.(a)	1,489	166,905
Rio Tinto Ltd.(a)	3,988	330,637
Rio Tinto PLC(a)	11,608	793,392
Vale SA - ADR(a)	26,966	404,490
		3,405,188
Oil & Gas Producers — 2.7%
Canadian Natural Resources Ltd.(a)	8,485	567,044
Cenovus Energy, Inc.(a)	10,364	183,989
LUKOIL PJSC – ADR (a)(b)(d)(e)	3,928	—
LUKOIL PJSC – GDR (a)(b)(d)(e)	224	—
Suncor Energy, Inc.(a)	10,235	337,732
Woodside Energy Group Ltd.(a)	20,384	418,984
		1,507,749
Renewable Energy — 0.4%
Vestas Wind Systems AS(a)(b)	7,818	216,881

Retail - Discretionary — 1.9%
Fast Retailing Co. Ltd.(a)	1,519	385,209
Industria de Diseño Textil SA(a)	8,764	361,744
Wesfarmers Ltd.(a)	8,835	308,485
		1,055,438

	Shares	Value
Semiconductors — 15.9%
ASML Holding NV(a)	3,151	$2,141,900
Infineon Technologies AG(a)	66,535	2,580,790
STMicroelectronics NV(a)	5,121	242,777
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	35,124	3,417,917
Tokyo Electron Ltd.(a)	3,649	593,007
		8,976,391
Software — 7.6%
Constellation Software, Inc.(a)	145	340,863
Dassault Systemes SE(a)	5,285	247,755
SAP SE(a)	7,983	1,267,162
Shopify, Inc. - Class A(a)(b)	33,304	2,428,071
		4,283,851
Technology Hardware — 5.3%
Murata Manufacturing Co. Ltd.(a)	14,538	283,562
NIDEC CORP(a)	4,072	154,358
Samsung Electronics Co. Ltd.(a)	40,897	2,307,717
Xiaomi Corp. - Class B(a)(b)(c)	116,802	233,595
		2,979,232
Technology Services — 3.4%
Adyen NV(a)(b)(c)	240	280,455
Amadeus IT Group SA(a)	3,520	241,270
Capgemini SE(a)	1,224	251,074
Experian PLC(a)	7,139	262,362
RELX PLC(a)	15,060	579,583
Wolters Kluwer NV(a)	1,994	274,784
		1,889,528
Transportation & Logistics — 2.2%
Canadian National Railway Co.(a)	4,437	515,286
Canadian Pacific Kansas City Ltd.(a)	7,112	512,425
DSV AS(a)	1,391	209,775
		1,237,486
TOTAL COMMON STOCKS (Cost $55,506,354)		55,984,345

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Schedule of Investments

November 30, 2023 (Unaudited) (Continued)

	Shares	Value
WARRANTS — 0.0%(f)
Constellation Software, Inc. (Expiration: March 2040, Exercise Price: TBD)(a)(b)(d)(g)(h)	122	$—
TOTAL WARRANTS (Cost $0)		—

TOTAL INVESTMENTS (Cost $55,506,354) — 99.4%		55,984,345
Other assets and liabilities, net — 0.6%		362,105
NET ASSETS — 100.0%		$56,346,450

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Company Limited

(a)	Foreign issued security.

(b)	Non-income producing security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Value determined based on estimated fair value. The value of these securities total $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(e)	Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

(f)	Amount is less than 0.05%.

(g)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.

(h)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

Allocation of Portfolio Holdings by Country as of November 30, 2023 (% of Investments)
Switzerland	11.8%
United Kingdom	10.6
France	10.4
Canada	9.9
Japan	9.7
Germany	7.4
Taiwan, Province Of China	6.1
Netherlands	6.1
China	6.0
Denmark	5.6
Australia	5.2
Korea, Republic Of	5.1
Ireland	2.5
Sweden	1.2
Spain	1.1
Brazil	0.7
Italy	0.6
Russian Federation	0.0(f)
100.0%

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Statements of Assets and Liabilities

November 30, 2023 (Unaudited)

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Assets
Investments, at value (cost $261,267,711 and $55,506,354, respectively)	$322,358,546	$55,984,345
Cash	1,458,896	269,494
Dividends receivable	543,594	49,546
Dividend withholding tax reclaims receivable	998	71,176
Total assets	324,362,034	56,374,561

Liabilities
Payable to Adviser	128,093	28,111
Total liabilities	128,093	28,111
Net Assets	$324,233,941	$56,346,450

Net Assets Consists of:
Paid-in capital	$276,546,348	$58,175,929
Total distributable earnings (accumulated losses)	47,687,593	(1,829,479)
Net Assets	$324,233,941	$56,346,450

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,375,000	2,600,000
Net Asset Value, redemption price and offering price per share	$43.96	$21.67

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Statements of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Investment Income
Dividend income (net of withholding tax and issuance fees of $12,653 and $42,118, respectively)	$1,884,953	$283,633
Dividend withholding tax reclaims	12,034	10,009
Total investment income	1,896,987	293,642

Expenses
Investment advisory fees	729,756	159,902
Total expenses	729,756	159,902
Net Investment Income	1,167,231	133,740

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	853,770	(862,759)
Foreign currency transactions	—	(311)
Net realized gain (loss) on investments and foreign currency transactions	853,770	(863,070)
Net change in unrealized appreciation/depreciation on:
Investments	22,868,189	2,659,722
Foreign currency translation	—	5,630
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	22,868,189	2,665,352
Net realized and unrealized gain on investments	23,721,959	1,802,282
Net increase in net assets from operations	$24,889,190	$1,936,022

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Statements of Changes in Net Assets

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
From Operations
Net investment income	$1,167,231	$2,066,598
Net realized gain (loss) on investments	853,770	(8,444,153)
Net change in unrealized appreciation/depreciation on investments	22,868,189	21,521,909
Net increase in net assets resulting from operations	24,889,190	15,144,354

From Distributions
Distributable earnings	(603,155)	(2,037,392)
Total distributions	(603,155)	(2,037,392)

From Capital Share Transactions
Proceeds from shares sold	66,020,495	78,185,113
Cost of shares redeemed	(8,525,215)	(16,325,058)
Net increase in net assets resulting from capital share transactions	57,495,280	61,860,055

Total Increase in Net Assets	81,781,315	74,967,017

Net Assets
Beginning of period	242,452,626	167,485,609
End of period	$324,233,941	$242,452,626

Changes in Shares Outstanding
Shares outstanding, beginning of period	6,025,000	4,350,000
Shares sold	1,550,000	2,125,000
Shares redeemed	(200,000)	(450,000)
Shares outstanding, end of period	7,375,000	6,025,000

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Statements of Changes in Net Assets

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
From Operations
Net investment income	$133,740	$537,108
Net realized loss from investments and foreign currency transactions	(863,070)	(1,599,814)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	2,665,352	2,960,835
Net increase in net assets resulting from operations	1,936,022	1,898,129

From Distributions
Distributable earnings	(168,000)	(576,603)
Total distributions	(168,000)	(576,603)

From Capital Share Transactions
Proceeds from shares sold	11,591,295	9,578,095
Transaction fees (Note 4)	6,330	3,719
Net increase in net assets resulting from capital share transactions	11,597,625	9,581,814

Total Increase in Net Assets	13,365,647	10,903,340

Net Assets
Beginning of period	42,980,803	32,077,463
End of period	$56,346,450	$42,980,803

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,050,000	1,550,000
Shares sold	550,000	500,000
Shares redeemed	—	—
Shares outstanding, end of period	2,600,000	2,050,000

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2021	Period Ended May 31, 2020(1)
Net Asset Value, Beginning of Period	$40.24	$38.50	$36.50	$26.00	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.17	0.40	0.40	0.36	0.40
Net realized and unrealized gain on investments	3.64	1.74	1.96	10.44	0.90
Total from investment operations	3.81	2.14	2.36	10.80	1.30

Less distributions paid:
From net investment income	(0.09)	(0.40)	(0.36)	(0.30)	(0.28)
From net realized gains	—	—	—	—	(0.02)
Total distributions paid	(0.09)	(0.40)	(0.36)	(0.30)	(0.30)

Net Asset Value, End of Period	$43.96	$40.24	$38.50	$36.50	$26.00

Total return, at NAV(3)(5)	9.49%	5.70%	6.43%	41.70%	5.30%
Total return, at Market(4)(5)	9.34%	5.70%	6.50%	41.81%	5.39%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$324,234	$242,453	$167,486	$109,505	$32,506

Ratio of expenses to average net assets(6)	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of net investment income to average net assets(6)	0.80%	1.10%	1.01%	1.08%	1.81%

Portfolio turnover rate (5)(7)	5%	29%	16%	19%	15%

(1)	The Fund commenced operations on July 15, 2019.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value on ex-date during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed FTSE USA Shariah ETF

Financial Highlights (continued)

For a Share Outstanding Throughout Each Period

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value on pay date during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Nasdaq Stock Market. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Nasdaq Stock Market.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Period Ended May 31, 2022(1)
Net Asset Value, Beginning of Period	$20.97	$20.70	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.06	0.31	0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.72	0.30	(4.44)
Total from investment operations	0.78	0.61	(4.19)

Less distributions paid:
From net investment income	(0.08)	(0.34)	(0.13)
Total distributions paid	(0.08)	(0.34)	(0.13)

Capital Share Transactions:
Transaction fees (See Note 4)	0.00 (8)	0.00 (8)	0.02

Net Asset Value, End of Period	$21.67	$20.97	$20.70

Total return, at NAV(3)(5)	3.73%	3.20%	-16.76%
Total return, at Market(4)(5)	3.14%	4.02%	-16.62%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$56,346	$42,981	$32,077

Ratio of expenses to average net assets(6)	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets(6)	0.54%	1.56%	2.91%

Portfolio turnover rate (5)(7)	7%	11%	8%

(1)	The Fund commenced operations on January 7, 2022.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value on ex-date during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

The accompanying notes are an integral part of the financial statements.

Wahed Dow Jones Islamic World ETF

Financial Highlights (continued)

For a Share Outstanding Throughout Each Period

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value on pay date during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Nasdaq Stock Market. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Nasdaq Stock Market.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited)

1. ORGANIZATION

The Wahed FTSE USA Shariah ETF (“HLAL”) and Wahed Dow Jones Islamic World ETF (“UMMA”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

HLAL is a passively-managed exchange-traded fund (“ETF”). The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.

UMMA is an actively-managed ETF. The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at November 30, 2023, are as follows:

Wahed FTSE USA Shariah ETF

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$319,967,413	$—	$—	^	$319,967,413
REITs*	2,391,133	—	—		2,391,133
Total Investments - Assets	$322,358,546	$—	$—		$322,358,546

*	See the Schedule of Investments for industry classifications.

^	The Wahed FTSE USA Shariah ETF held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.

Wahed Dow Jones Islamic World ETF

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$55,882,846	$101,499	$—	^	$55,984,345
Warrants	—	—	—	^	—
Total Investments - Assets	$55,882,846	$101,499	$—		$55,984,345

*	See the Schedule of Investments for industry classifications.

^	The Wahed Dow Jones Islamic World ETF held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 are deemed immaterial.

Level 3 Reconciliation Disclosure

Wahed FTSE USA Shariah ETF

The Level 3 investment as of November 30, 2023, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Wahed Dow Jones Islamic World ETF

The Level 3 investments as of November 30, 2023, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2023, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal year. At May 31, 2023, the Funds’ most recent fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdiction.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of HLAL’s average daily net assets and at an annual rate of 0.65% of UMMA’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

At May 31, 2023, a majority of the outstanding shares of UMMA were held in separately managed accounts of the Adviser.

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as each Fund’s distributor pursuant to an ETF Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is as follows:

Wahed FTSE USA Shariah ETF	$500
Wahed Dow Jones Islamic World ETF	2,000

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed by cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended November 30, 2023
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$603,155	$—
Wahed Dow Jones Islamic World ETF	168,000	—

	Fiscal Year Ended May 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain
Wahed FTSE USA Shariah ETF	$2,037,392	$—
Wahed Dow Jones Islamic World ETF	576,603	—

(1)	Ordinary income includes short-term capital gains.

At May 31, 2023, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed FTSE USA Shariah ETF	Wahed Dow Jones Islamic World ETF
Federal Tax Cost of Investments	$209,455,879	$45,244,792
Gross Tax Unrealized Appreciation	$45,933,547	$3,379,331
Gross Tax Unrealized Depreciation	(13,757,093)	(6,013,271)
Net Tax Unrealized Appreciation (Depreciation)	32,176,454	(2,633,940)
Undistributed Ordinary Income	390,629	176,726
Other Accumulated Gain (Loss)	(9,165,525)	(1,140,287)
Total Distributable Earnings / (Accumulated Losses)	$23,401,558	$(3,597,501)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At May 31, 2023, the Funds’ most recent fiscal year end, Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF had short-term capital losses of $7,269,929 and $658,006, respectively, and long-term capital losses of $1,895,596 and $482,281, respectively, which will be carried forward indefinitely to offset future realized capital gains.

Wahed ETFs

Notes to Financial Statements

November 30, 2023 (Unaudited) (Continued)

6. INVESTMENT TRANSACTIONS

During the period ended November 30, 2023, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed FTSE USA Shariah ETF	$2,368,130	$(868)
Wahed Dow Jones Islamic World ETF	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended November 30, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed FTSE USA Shariah ETF	$16,169,314	$15,391,490	$64,728,246	$8,501,816
Wahed Dow Jones Islamic World ETF	4,507,563	3,437,729	10,493,701	—

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9. SUBSEQUENT EVENTS

On December 29, 2023, the Funds paid a distribution to shareholders of record on December 28, 2023, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed FTSE USA Shariah ETF	$0.14	$1,067,781
Wahed Dow Jones Islamic World ETF	0.05	139,598

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Wahed ETFs

Supplemental Information

November 30, 2023 (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-976-4747, or by visiting the Funds’ website at www.funds.wahedinvest.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-976-4747. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, by calling toll-free 1-855-976-4747, and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.funds.wahedinvest.com.

TAX INFORMATION

Each Fund designated 100.00% of its ordinary income distribution for the most recent fiscal year ended May 31, 2023, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the most recent fiscal year ended May 31, 2023, 100.00% and 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF, respectively.

For the most recent fiscal year ended May 31, 2023, Wahed FTSE USA Shariah ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Wahed FTSE USA Shariah ETF	$843,825	$81,585

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Investment Adviser:

Wahed Invest LLC
12 East 49th Street, 11th Floor
New York, NY 10017

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	2/5/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	2/5/2024

*	Print the name and title of each signing officer under his or her signature.